Customer and Supplier Concentrations	12 Months Ended
Sep. 30, 2023
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 15 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases, respectively.

For the fiscal year ended September 30, 2023, the Company had two significant customers which accounted for 47.5% and 17.8% of the Company’s total revenue, respectively. As of September 30, 2023, the Company had accounts receivable balances from four customers which accounted for 28.2%, 20.8%, 19.5% and 9.3% of the Company’s total accounts receivable balance.

For the fiscal year ended September 30, 2022, the Company had two significant customers which accounted for 53.8% and 13.0% of the Company’s total revenue, respectively. As of September 30, 2022, the Company had accounts receivable balances from four customers which accounted for 14.5%, 14.5%, 13.2% and 11.1% of the Company’s total accounts receivable balance.

The loss of any of the Company’s significant customer or the failure to attract new customers could have a material adverse effect on the Company’s business, consolidated results of operations and financial condition.

For the fiscal year ended September 30, 2023, two suppliers accounted for 42.5% and 6.8% of the Company’s total purchase of raw materials, respectively. As of September 30, 2023, the Company had accounts payable balance to three suppliers which accounted for 37.4%,21.1%,12.4% of the Company’s total accounts payable balance.

For the fiscal year ended September 30, 2022, two suppliers accounted for 58.8% and 10.5% of the Company’s total purchase of raw materials, respectively. As of September 30, 2022, the Company had accounts payable balance to one supplier which accounted for 31.1% of the Company’s total accounts payable balance.

The loss of any of the Company’s significant supplier or the failure to purchase key raw material could have a material adverse effect on our business, consolidated results of operations and financial condition.